Fair Value Measurements - Payment-Dependent Notes Receivable and Payable (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payment-dependent notes receivable, noncurrent	$ 14,975	$ 13,453
Payment-dependent notes payable, noncurrent	14,975	13,453
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Payment-dependent notes receivable, noncurrent	14,975	13,453	$ 13,735
Payment-dependent notes payable, noncurrent	$ 14,975	$ 13,453	$ 13,735